UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
January 31, 2017
unaudited
Common stocks 85.32% Information technology 17.01%	Shares	Value (000)
Alphabet Inc., Class C1	440,607	$351,071
Alphabet Inc., Class A1	111,114	91,135
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	60,620,500	360,539
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	43,274
Tencent Holdings Ltd.	13,133,857	345,998
Alibaba Group Holding Ltd. (ADR)[1]	3,255,600	329,825
Samsung Electronics Co., Ltd.	176,040	298,879
Broadcom Ltd.	1,375,396	274,391
Facebook, Inc., Class A1	1,943,400	253,264
Murata Manufacturing Co., Ltd.	1,524,600	205,985
Keyence Corp.	459,600	178,573
AAC Technologies Holdings Inc.	14,492,900	149,432
MasterCard Inc., Class A	1,347,000	143,226
Baidu, Inc., Class A (ADR)[1]	811,560	142,080
Microsoft Corp.	2,190,000	141,583
Visa Inc., Class A	1,383,000	114,388
Largan Precision Co., Ltd.[2]	543,773	77,841
Syntel, Inc.	3,244,000	68,319
ASML Holding NV	506,357	61,439
Infineon Technologies AG	3,270,845	59,990
Yandex NV, Class A1	2,360,000	54,610
ASM Pacific Technology Ltd.	4,155,400	50,611
Oracle Corp.	1,102,600	44,225
Topcon Corp.	2,649,000	40,729
Skyworks Solutions, Inc.	438,000	40,182
LG Display Co., Ltd.	1,480,000	39,034
Tech Mahindra Ltd.	5,810,936	38,731
Intel Corp.	1,007,600	37,100
Samsung SDI Co., Ltd.	359,131	35,694
Globant SA1	1,025,000	33,979
Accenture PLC, Class A	290,000	33,022
Trimble Inc.[1]	1,017,000	30,123
TravelSky Technology Ltd., Class H	12,800,000	28,870
Lumentum Holdings Inc.[1]	529,000	20,076
Western Union Co.	1,020,000	19,972
Hexagon AB, Class B	481,300	19,038
Mail.Ru Group Ltd. (GDR)[1]	928,430	16,851
Apple Inc.	106,000	12,863
TDK Corp.	178,400	12,846
Halma PLC	944,100	10,986
EPAM Systems, Inc.[1]	140,200	9,023
Rocket Internet SE, non-registered shares[1]	311,128	7,258
		4,327,055
New World Fund — Page 1 of 17

unaudited
Common stocks Financials 12.77%	Shares	Value (000)
HDFC Bank Ltd.[2]	18,263,825	$390,972
HDFC Bank Ltd. (ADR)	825,000	56,867
AIA Group Ltd.	59,941,800	373,144
Kotak Mahindra Bank Ltd.	17,273,219	197,097
Prudential PLC	9,482,149	182,745
UniCredit SpA	6,400,178	173,830
ICICI Bank Ltd.	42,390,512	168,044
ICICI Bank Ltd. (ADR)	401,800	3,114
Itaú Unibanco Holding SA, preferred nominative	12,679,396	149,846
Capitec Bank Holdings Ltd.	2,794,496	145,585
Sberbank of Russia	9,527,500	111,091
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	18,668,600	109,543
Housing Development Finance Corp. Ltd.	4,946,450	99,582
Bank of the Philippine Islands	46,231,443	83,238
Haci Ömer Sabanci Holding AS	31,145,000	82,379
Banco Bradesco SA, preferred nominative	7,764,293	80,573
Grupo Financiero Banorte, SAB de CV, Series O	16,323,000	78,236
Banco Bilbao Vizcaya Argentaria, SA	10,215,000	69,195
Citigroup Inc.	1,197,000	66,829
Shriram Transport Finance Co. Ltd.	4,260,940	59,962
Türkiye Garanti Bankasi AS	25,050,582	55,238
Grupo Financiero Galicia SA, Class B (ADR)	1,628,000	50,582
KASIKORNBANK PCL	9,311,000	49,583
Indiabulls Housing Finance Ltd.	4,407,910	48,770
Chubb Ltd.	359,000	47,205
Bajaj Finance Ltd.	2,400,000	36,680
Metropolitan Bank & Trust Co.	21,310,000	34,899
Société Générale	633,900	30,968
Eurobank Ergasias SA1	46,524,169	28,225
Kinnevik AB, Class B	1,076,500	27,604
Bank Rakyat Indonesia (Persero) Tbk PT	30,000,000	26,343
China Pacific Insurance (Group) Co., Ltd., Class H	7,260,000	26,012
Moody’s Corp.	237,100	24,580
Akbank TAS	9,300,000	20,704
Bangkok Bank PCL, nonvoting depository receipt	3,665,000	18,164
EXOR NV	375,000	17,067
Standard Chartered PLC[1]	1,131,714	11,021
Standard Chartered PLC (HKD denominated)[1]	422,714	4,200
Siam Commercial Bank Public Co. Ltd., foreign registered	2,121,573	9,099
		3,248,816
Consumer discretionary 12.08%
Naspers Ltd., Class N	2,106,381	334,182
Domino’s Pizza, Inc.	1,096,800	191,435
Ctrip.com International, Ltd. (ADR)[1]	3,840,070	165,929
Priceline Group Inc.[1]	98,700	155,465
Kroton Educacional SA, ordinary nominative	33,060,800	141,745
Hyundai Motor Co.	1,010,499	121,302
Kering SA	388,163	92,269
Galaxy Entertainment Group Ltd.	18,572,000	88,924
Mahindra & Mahindra Ltd.	4,646,000	84,922
Jumbo SA	5,843,000	81,998
Toyota Motor Corp.	1,286,400	75,012
Matahari Department Store Tbk PT	67,355,400	74,531
MakeMyTrip Ltd., non-registered shares[1]	2,110,000	70,474
New World Fund — Page 2 of 17

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hermès International	162,000	$70,380
Zhongsheng Group Holdings Ltd.	55,241,500	68,919
Ryohin Keikaku Co., Ltd.	348,300	65,243
Lojas Renner SA, ordinary nominative	8,253,000	62,544
Chow Sang Sang Holdings International Ltd.	31,831,300	60,800
L’Occitane International SA	30,440,250	60,104
Mr Price Group Ltd.	4,868,121	58,764
Industria de Diseño Textil, SA	1,770,000	58,344
Altice NV, Class A1	1,844,358	40,377
Altice NV, Class B1	712,002	15,664
Samsonite International SA	17,000,300	53,681
Steinhoff International Holdings NV	10,365,400	49,846
Steinhoff International Holdings NV (EUR denominated)	529,000	2,535
NIKE, Inc., Class B	914,400	48,372
Wynn Macau, Ltd.	25,828,600	47,470
Estácio Participações SA, ordinary nominative	8,975,000	45,287
Sands China Ltd.	8,760,000	38,951
Gree Electric Appliances, Inc. of Zhuhai., Class A	9,909,932	37,144
Techtronic Industries Co. Ltd.	10,493,000	36,379
Melco Crown Entertainment Ltd. (ADR)	2,152,000	36,240
Renault SA	391,500	35,238
Midea Group Co., Ltd., Class A	8,056,273	35,022
Hyundai Mobis Co., Ltd.	160,100	33,340
PT Surya Citra Media Tbk	146,400,000	30,919
Li & Fung Ltd.	67,400,000	29,361
Intercontinental Hotels Group PLC	595,895	27,587
Maruti Suzuki India Ltd.	308,000	26,758
Yum China Holding, Inc.[1]	950,700	26,125
Wynn Resorts, Ltd.	240,000	24,343
Starbucks Corp.	440,000	24,297
The Swatch Group AG	300,000	20,919
The Swatch Group AG, non-registered shares	5,500	1,942
Marriott International, Inc., Class A	258,000	21,827
Inchcape PLC	2,341,650	21,136
Global Brands Group Holding Ltd.[1]	139,392,000	17,606
Twenty-First Century Fox, Inc., Class A	496,100	15,568
Accor SA	343,880	13,922
Motherson Sumi Systems Ltd.	2,790,000	13,647
HUGO BOSS AG	192,528	12,325
Cosmo Lady (China) Holdings Co. Ltd.	18,633,000	5,716
Golden Eagle Retail Group Ltd.	318,000	461
		3,073,291
Consumer staples 8.32%
Nestlé SA	2,831,217	206,859
British American Tobacco PLC	3,353,854	206,717
JBS SA, ordinary nominative	44,936,500	169,701
Pernod Ricard SA	1,173,700	137,280
Raia Drogasil SA, ordinary nominative	5,492,500	114,169
Lenta Ltd. (GDR)[1]	10,840,700	85,208
Lenta Ltd. (GDR)[1,3]	2,509,400	19,724
Thai Beverage PCL	159,648,400	97,986
Lion Corp.	4,095,500	71,130
GRUMA, SAB de CV, Series B	5,191,804	69,852
Godrej Consumer Products Ltd.	2,985,000	69,531
New World Fund — Page 3 of 17

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Associated British Foods PLC	1,957,500	$58,756
Coca-Cola Co.	1,313,000	54,581
Henkel AG & Co. KGaA, nonvoting preferred	428,700	52,155
AMOREPACIFIC Corp.	181,700	49,565
Magnit PJSC (GDR)	966,200	35,363
Magnit PJSC	82,500	13,234
Britannia Industries Ltd.	1,020,000	47,064
PepsiCo, Inc.	410,000	42,550
Emperador Inc.	267,120,000	37,359
Uni-Charm Corp.	1,510,000	33,969
Philip Morris International Inc.	350,000	33,646
China Mengniu Dairy Co.	16,231,094	30,500
Ajinomoto Co., Inc.	1,517,000	29,941
ITC Ltd.	7,612,500	28,960
Shoprite Holdings Ltd.	2,164,259	28,750
Grupo Nutresa SA	3,341,557	27,489
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	26,565
Unilever NV, depository receipts	650,000	26,239
Carlsberg A/S, Class B	287,500	25,960
Herbalife Ltd.[1]	439,000	24,672
Coca-Cola Icecek AS, Class C	2,174,800	22,260
Nestlé India Ltd.	252,989	21,821
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	21,556
Coty Inc., Class A	1,107,239	21,259
Ambev SA	3,250,000	17,740
CP ALL PCL	10,067,200	17,298
Kao Corp.	278,000	13,746
Procter & Gamble Co.	149,770	13,120
Coca-Cola HBC AG (CDI)	510,900	11,646
		2,115,921
Health care 8.12%
Novo Nordisk A/S, Class B	6,187,880	222,239
China Biologic Products, Inc.[1,4]	1,879,877	214,193
Hikma Pharmaceuticals PLC	8,463,828	194,210
Grifols, SA, Class B, preferred nonvoting, non-registered shares	8,537,966	145,901
Grifols, SA, Class B (ADR)	2,768,430	47,063
Hypermarcas SA, ordinary nominative	16,296,200	144,546
CSL Ltd.	1,509,300	128,545
Novartis AG	1,625,400	119,004
Teva Pharmaceutical Industries Ltd. (ADR)	3,408,500	113,946
Thermo Fisher Scientific Inc.	609,100	92,821
Alexion Pharmaceuticals, Inc.[1]	608,000	79,453
BioMarin Pharmaceutical Inc.[1]	897,029	78,607
Essilor International	471,835	55,213
Sysmex Corp.	787,000	47,118
Waters Corp.[1]	330,000	46,745
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	44,014
PerkinElmer, Inc.	689,500	36,675
AstraZeneca PLC	661,200	34,885
Takeda Pharmaceutical Co. Ltd.	822,000	34,391
bioMérieux SA	214,000	33,797
Merck & Co., Inc.	400,000	24,796
Illumina, Inc.[1]	144,500	23,134
GlaxoSmithKline PLC	1,170,000	22,490
New World Fund — Page 4 of 17

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Lupin Ltd.	1,005,119	$21,788
Straumann Holding AG	48,900	19,668
Krka, dd, Novo mesto	348,906	19,586
Asahi Intecc Co., Ltd.	468,000	19,067
		2,063,895
Materials 6.88%
Vale SA, Class A, preferred nominative (ADR)	14,080,800	136,443
Vale SA, Class A, preferred nominative	12,302,900	119,277
ArcelorMittal SA1	31,670,420	245,779
HeidelbergCement AG	1,146,500	110,324
Chr. Hansen Holding A/S	1,755,700	107,048
Grasim Industries Ltd.	7,950,735	106,707
LafargeHolcim Ltd.	1,524,790	81,513
Nitto Denko Corp.	868,000	68,750
Pidilite Industries Ltd.	5,948,000	59,046
Glencore PLC[1]	12,830,000	52,690
BASF SE	543,047	52,244
Croda International PLC	1,190,483	50,141
Wacker Chemie AG	399,952	48,183
International Flavors & Fragrances Inc.	388,000	45,477
BHP Billiton PLC	2,478,000	44,812
Akzo Nobel NV	633,000	42,906
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	4,557,460	42,202
Freeport-McMoRan Inc.[1]	2,532,000	42,158
Fortescue Metals Group Ltd.	7,646,123	38,620
First Quantum Minerals Ltd.	3,000,000	37,833
Johnson Matthey PLC	888,611	36,342
Arkema SA	364,500	35,964
Klabin SA, units	6,509,600	33,549
Celanese Corp., Series A	321,000	27,092
Sirius Minerals Plc[1]	110,365,597	25,338
Praxair, Inc.	213,200	25,251
Koninklijke DSM NV	342,800	21,833
Air Liquide SA2	90,000	9,716
Air Liquide SA, bonus shares[2]	11,250	1,214
Tianhe Chemicals Group Ltd.[1,2]	75,800,000	663
		1,749,115
Industrials 5.51%
Airbus SE, non-registered shares	3,406,837	230,811
International Container Terminal Services, Inc.[4]	107,622,000	167,494
ASSA ABLOY AB, Class B	5,061,887	95,832
Eicher Motors Ltd.	266,400	90,424
Jardine Matheson Holdings Ltd.	1,435,400	88,593
Boeing Co.	467,000	76,317
Cummins Inc.	414,400	60,921
Komatsu Ltd.	2,182,000	52,062
Havells India Ltd.	7,940,000	49,159
Abertis Infraestructuras, SA, Class A, non-registered shares	3,301,527	47,205
Grupo Aeroportuario del Sureste, SA de CV, Series B	3,241,900	46,969
Intertek Group PLC	1,000,000	42,671
Alliance Global Group, Inc.	167,000,000	42,081
Industries Qatar QSC	1,257,816	39,554
Johnson Controls International PLC	895,700	39,393
New World Fund — Page 5 of 17

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Edenred SA	1,747,100	$38,031
SMC Corp.	110,000	30,113
Experian PLC	1,520,000	29,237
Shanghai Industrial Holdings Ltd.	9,297,000	25,103
DP World Ltd.	1,320,000	24,948
Safran SA	259,000	17,530
Grupo Aeroportuario del Pacífico SAB de CV	1,966,200	15,234
Caterpillar Inc.	148,600	14,215
Rolls-Royce Holdings PLC[1]	1,357,000	11,395
Andritz AG	193,933	10,460
JG Summit Holdings, Inc.	6,265,300	9,354
Bakrie & Brothers Tbk PT1,2	1,332,820,100	4,093
SEEK Ltd.	209,907	2,299
		1,401,498
Energy 5.28%
Reliance Industries Ltd.	16,343,106	251,777
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	8,077,376	82,874
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[1]	5,950,000	56,584
Noble Energy, Inc.	3,108,100	123,578
Kosmos Energy Ltd.[1]	18,860,000	123,345
InterOil Corp.[1]	2,000,880	95,702
Royal Dutch Shell PLC, Class B	1,523,765	42,871
Royal Dutch Shell PLC, Class A	1,178,840	31,847
United Tractors Tbk PT	34,420,900	56,326
CNOOC Ltd.	44,065,000	55,884
Ophir Energy PLC[1,4]	45,823,577	53,899
Indus Gas Ltd.[1,4]	10,429,272	52,480
Galp Energia, SGPS, SA, Class B	3,409,953	50,136
Oil Search Ltd.	8,094,300	42,173
Hess Corp.	698,000	37,818
Halliburton Co.	665,100	37,625
TechnipFMC PLC[1]	1,082,342	35,472
Schlumberger Ltd.	402,800	33,718
TOTAL SA	545,659	27,485
Gulf Keystone Petroleum Ltd.[1,4]	14,423,263	23,179
Gulf Keystone Petroleum Ltd.[1,3,4]	142,871	230
YPF SA, Class D (ADR)	674,000	14,606
Tullow Oil PLC	2,020,000	7,479
Weatherford International PLC[1]	525,000	2,735
African Petroleum Corp. Ltd.[1]	4,660,281	1,859
		1,341,682
Utilities 2.96%
China Resources Gas Group Ltd.	52,519,800	166,517
Infraestructura Energética Nova, SAB de CV	35,344,824	156,016
ENN Energy Holdings Ltd.	30,150,000	149,217
Power Grid Corp. of India Ltd.	46,170,350	141,005
China Gas Holdings Ltd.	64,450,900	93,533
Cheung Kong Infrastructure Holdings Ltd.	3,437,700	27,714
Energy World Corp. Ltd.[1]	65,129,000	19,264
		753,266
New World Fund — Page 6 of 17

unaudited
Common stocks Telecommunication services 2.58%	Shares	Value (000)
SoftBank Group Corp.	2,586,265	$199,301
MTN Group Ltd.	18,994,744	176,866
China Mobile Ltd.	4,580,000	51,857
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B	131,370,600	38,076
Idea Cellular Ltd.	23,095,000	37,479
Reliance Communications Ltd.[1]	68,384,735	34,472
América Móvil, SAB de CV, Series L (ADR)	1,795,000	22,635
Singapore Telecommunications Ltd.	8,141,000	22,355
Bharti Airtel Ltd.	4,350,000	22,326
Bharti Infratel Ltd.	3,905,000	16,910
Vodafone Group PLC (ADR)	473,900	11,800
Intouch Holdings PCL	7,400,000	11,244
Globe Telecom, Inc.	255,000	8,813
Telesites, SAB de CV, Series B1, restricted-voting shares[1]	1,795,000	1,048
		655,182
Real estate 0.97%
Ayala Land, Inc.	117,443,200	83,896
Ayala Land, Inc., preference shares[1,2]	30,910,900	56
American Tower Corp. REIT	443,100	45,861
Cheung Kong Property Holdings Ltd.	6,813,500	45,137
BR MALLS Participações SA, ordinary nominative[1]	9,343,500	43,499
Fibra Uno Administración, SA de CV REIT	20,255,760	28,965
		247,414
Miscellaneous 2.84%
Other common stocks in initial period of acquisition		722,489
Total common stocks (cost: $17,619,695,000)		21,699,624
Rights & warrants 0.37% Consumer staples 0.27%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	15,100,000	68,519
Health care 0.08%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2019[2,3]	4,488,000	19,993
Consumer discretionary 0.02%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[2,3]	1,337,600	5,014
Energy 0.00%
African Petroleum Corp. Ltd., warrants, expire 2017[1,2]	1,086,900	1
Total rights & warrants (cost: $108,682,000)		93,527
Bonds, notes & other debt instruments 6.30% Bonds & notes of governments & government agencies outside the U.S. 4.96%	Principal amount (000)
Argentine Republic 8.75% 2017	$3,750	3,844
Argentine Republic 21.20% 2018	ARS17,475	1,148
Argentine Republic 22.75% 2018	75,920	4,960
New World Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Argentine Republic 2.50% 2021[5]	ARS53,514	$3,413
Argentine Republic 6.875% 2021[3]	$6,575	7,009
Argentine Republic 18.20% 2021	ARS76,800	5,147
Argentine Republic 7.50% 2026[3]	$38,225	40,022
Argentine Republic 7.50% 2026	4,500	4,712
Argentine Republic 15.50% 2026	ARS52,900	3,629
Argentine Republic 8.28% 2033[6,7]	$10,333	10,953
Argentine Republic 0% 2035	55,100	5,314
Argentine Republic 7.125% 2036[3]	10,850	10,253
Argentine Republic 7.625% 2046[3]	25,745	25,642
Brazil (Federative Republic of) 0% 2018	BRL45,000	12,431
Brazil (Federative Republic of) 0% 2019	50,700	13,360
Brazil (Federative Republic of) 4.25% 2025	$10,305	9,996
Brazil (Federative Republic of) 10.00% 2025	BRL214,000	64,981
Brazil (Federative Republic of) 10.00% 2027	42,000	12,658
Brazil (Federative Republic of) 5.625% 2047	$14,470	13,493
Buenos Aires (City of) 8.95% 2021[6]	13,290	14,941
Buenos Aires (City of) 8.95% 2021[3,6]	3,000	3,373
Chile (Republic of) 3.125% 2025	6,025	6,017
Chile (Republic of) 3.125% 2026	4,975	4,950
Colombia (Republic of) 4.375% 2021	4,000	4,226
Colombia (Republic of) 4.50% 2026	13,020	13,661
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,502
Colombia (Republic of) 7.375% 2037	$3,250	4,063
Colombia (Republic of), Series B, 10.00% 2024	COP17,439,800	7,121
Colombia (Republic of), Series B, 6.00% 2028	16,859,600	5,361
Croatia (Republic of) 6.625% 2020	$8,000	8,767
Croatia (Republic of) 5.50% 2023[3]	5,415	5,770
Dominican Republic 9.04% 2018[6]	339	352
Dominican Republic 7.50% 2021[6]	11,450	12,624
Dominican Republic 5.50% 2025[3]	12,700	12,672
Dominican Republic 8.625% 2027[3,6]	4,950	5,737
Dominican Republic 7.45% 2044[3]	18,050	19,133
Dominican Republic 7.45% 2044	5,700	6,042
Dominican Republic 6.85% 2045[3]	2,000	1,978
Egypt (Arab Republic of) 5.75% 2020[3]	2,000	2,047
Egypt (Arab Republic of) 5.875% 2025[3]	3,500	3,234
Egypt (Arab Republic of) 7.50% 2027[3]	6,800	6,817
Egypt (Arab Republic of) 8.50% 2047[3]	4,660	4,766
Ghana (Republic of) 7.875% 2023	27,855	27,293
Greece (Hellenic Republic of) 3.375% 2017	€2,395	2,497
Greece (Hellenic Republic of) 3.00% 2023[8]	735	630
Greece (Hellenic Republic of) 3.00% 2024[8]	735	615
Greece (Hellenic Republic of) 3.00% 2025[8]	735	602
Greece (Hellenic Republic of) 3.00% 2026[8]	735	592
Greece (Hellenic Republic of) 3.00% 2027[8]	735	581
Greece (Hellenic Republic of) 3.00% 2028[8]	735	556
Greece (Hellenic Republic of) 3.00% 2029[8]	735	538
Greece (Hellenic Republic of) 3.00% 2030[8]	735	525
Greece (Hellenic Republic of) 3.00% 2031[8]	735	516
Greece (Hellenic Republic of) 3.00% 2032[8]	735	507
Greece (Hellenic Republic of) 3.00% 2033[8]	735	498
Greece (Hellenic Republic of) 3.00% 2034[8]	735	489
Greece (Hellenic Republic of) 3.00% 2035[8]	735	483
Greece (Hellenic Republic of) 3.00% 2036[8]	735	475
New World Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 3.00% 2037[8]	€735	$470
Greece (Hellenic Republic of) 3.00% 2038[8]	735	466
Greece (Hellenic Republic of) 3.00% 2039[8]	735	465
Greece (Hellenic Republic of) 3.00% 2040[8]	735	464
Greece (Hellenic Republic of) 3.00% 2041[8]	735	464
Greece (Hellenic Republic of) 3.00% 2042[8]	735	463
Hungary 4.00% 2019	$9,460	9,798
Hungary 5.375% 2023	3,100	3,398
Hungary 7.625% 2041	1,350	1,887
Hungary, Series B, 5.50% 2025	HUF2,320,000	9,488
India (Republic of) 7.80% 2021	INR1,511,700	23,365
India (Republic of) 8.83% 2023	1,034,600	16,940
India (Republic of) 8.40% 2024	479,300	7,747
Indonesia (Republic of) 4.875% 2021	$19,165	20,445
Indonesia (Republic of) 3.75% 2022	7,235	7,352
Indonesia (Republic of) 4.35% 2024[3]	7,000	7,113
Indonesia (Republic of) 5.875% 2024[3]	6,500	7,269
Indonesia (Republic of) 4.75% 2026[3]	15,600	16,371
Indonesia (Republic of) 5.25% 2042	2,950	3,035
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	5,130	5,165
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	6,335	6,052
Kazakhstan (Republic of) 5.125% 2025[3]	3,850	4,146
Kazakhstan (Republic of) 6.50% 2045[3]	7,865	9,250
Kenya (Rebulic of) 5.875% 2019[3]	2,605	2,703
Kenya (Republic of) 6.875% 2024	15,875	15,379
Kenya (Republic of) 6.875% 2024[3]	8,560	8,293
Morocco (Kingdom of) 4.25% 2022	10,425	10,718
Morocco (Kingdom of) 4.25% 2022[3]	2,200	2,262
Morocco (Kingdom of) 5.50% 2042	19,250	20,357
Nigeria (Federal Republic of) 5.125% 2018[3]	2,215	2,244
Nigeria (Federal Republic of) 6.75% 2021[3]	875	893
Nigeria (Federal Republic of) 6.375% 2023	5,625	5,513
Nigeria (Federal Republic of) 6.375% 2023[3]	1,095	1,073
Pakistan (Islamic Republic of) 7.25% 2019[3]	10,400	11,153
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,217
Pakistan (Islamic Republic of) 5.50% 2021[3]	20,595	21,069
Pakistan (Islamic Republic of) 8.25% 2024	6,555	7,251
Pakistan (Islamic Republic of) 8.25% 2024[3]	6,500	7,191
Pakistan (Islamic Republic of) 8.25% 2025[3]	11,922	13,424
Pakistan (Islamic Republic of) 8.25% 2025	3,100	3,490
Paraguay (Republic of) 5.00% 2026[3]	4,475	4,609
Peru (Republic of) 2.75% 2026	€8,255	9,647
Peru (Republic of) 4.125% 2027	$8,555	9,100
Peru (Republic of) 6.55% 2037[6]	2,517	3,218
Peru (Republic of) 5.625% 2050	1,240	1,435
Philippines (Republic of the) 6.25% 2036	PHP330,000	7,303
Poland (Republic of), Series 0922, 5.75% 2022	PLN53,500	15,056
Poland (Republic of), Series 1023, 4.00% 2023	24,000	6,181
Russian Federation 7.50% 2021	RUB1,200,000	19,639
Russian Federation 7.60% 2021	444,000	7,292
Russian Federation 7.00% 2023	469,000	7,492
Russian Federation 8.15% 2027	6,400,000	107,855
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$1,700	1,657
Saudi Arabia (Kingdom of) 3.25% 2026[3]	6,915	6,609
Slovenia (Republic of) 4.75% 2018[3]	10,000	10,343
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unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR198,500	$16,351
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	8,683
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$4,500	4,650
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	531
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,470	6,471
Turkey (Republic of) 5.625% 2021	12,500	12,888
Turkey (Republic of) 2.00% 2024[5]	TRY10,913	2,762
Turkey (Republic of) 9.00% 2024	33,310	8,076
Turkey (Republic of) 8.00% 2025	37,000	8,384
Turkey (Republic of) 4.875% 2026	$38,180	35,664
Turkey (Republic of) 6.00% 2027	6,000	6,062
Turkey (Republic of) 6.00% 2041	20,795	19,505
Turkey (Republic of) 4.875% 2043	3,100	2,537
United Mexican States 2.00% 2022[5]	MXN28,133	1,296
United Mexican States 4.00% 2023	$26,150	26,412
United Mexican States 3.60% 2025	24,700	24,058
United Mexican States 4.125% 2026	15,273	15,342
United Mexican States 4.00% 2040[5]	MXN30,383	1,493
United Mexican States 6.05% 2040	$778	855
United Mexican States 4.35% 2047	2,000	1,735
United Mexican States, Series M, 6.50% 2021	MXN99,500	4,670
United Mexican States, Series M20, 10.00% 2024	74,500	4,138
United Mexican States, Series M, 5.75% 2026	738,800	31,580
Venezuela (Bolivarian Republic of) 12.75% 2022[6]	$2,715	1,792
Venezuela (Bolivarian Republic of) 8.25% 2024	8,470	4,066
Venezuela (Bolivarian Republic of) 7.65% 2025	3,265	1,531
Venezuela (Bolivarian Republic of) 11.75% 2026	5,545	3,285
Venezuela (Bolivarian Republic of) 9.25% 2027	21,535	11,521
Venezuela (Bolivarian Republic of) 9.25% 2028	1,355	655
Venezuela (Bolivarian Republic of) 11.95% 2031[6]	7,985	4,691
Venezuela (Bolivarian Republic of) 9.375% 2034	1,240	609
Venezuela (Bolivarian Republic of) 7.00% 2038	1,785	803
Zambia (Republic of) 8.97% 2027[3,6]	26,795	26,862
		1,261,753
Corporate bonds & notes 1.23% Energy 0.74%
Ecopetrol SA 5.875% 2045	3,460	3,076
Gazprom OJSC 9.25% 2019	9,975	11,334
Gazprom OJSC 6.51% 2022[3]	5,410	5,951
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,922
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	9,600	7,752
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	286	134
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	4,800	4,694
Petrobras Global Finance Co. 8.375% 2021	14,300	15,942
Petrobras Global Finance Co. 6.125% 2022	1,355	1,404
Petrobras Global Finance Co. 4.375% 2023	3,015	2,791
Petrobras Global Finance Co. 6.25% 2024	885	896
Petrobras Global Finance Co. 8.75% 2026	14,000	15,820
Petrobras Global Finance Co. 6.85% 2115	12,840	10,820
Petróleos Mexicanos 6.375% 2021	6,320	6,773
Petróleos Mexicanos 3.50% 2023	3,975	3,687
Petróleos Mexicanos 4.875% 2024	2,850	2,757
Petróleos Mexicanos 6.875% 2026	11,490	12,194
Petróleos Mexicanos 7.47% 2026	MXN346,250	13,744
New World Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.50% 2041	$4,400	$4,112
Petróleos Mexicanos 5.50% 2044	4,332	3,568
Petróleos Mexicanos 6.75% 2047	12,311	11,649
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	619	604
YPF SA 8.50% 2025[3]	8,385	8,844
YPF Sociedad Anónima 8.75% 2024[6]	10,000	10,827
Zhaikmunai LP 7.125% 2019[3]	11,000	10,862
		189,157
Financials 0.13%
BBVA Bancomer SA 6.50% 2021[3]	3,275	3,520
HSBK (Europe) BV 7.25% 2021[3]	11,150	12,004
SB Capital SA 5.40% 2017	5,950	5,979
SB Capital SA 5.25% 2023[3]	5,000	5,078
VEB Finance Ltd. 6.902% 2020	5,300	5,777
		32,358
Materials 0.09%
Vale Overseas Ltd. 6.25% 2026	8,330	8,975
Vale Overseas Ltd. 6.875% 2036	2,250	2,349
Vale Overseas Ltd. 6.875% 2039	9,725	10,053
Vale SA 5.625% 2042	250	230
		21,607
Utilities 0.07%
Comision Federal de Electricidad 6.125% 2045[3]	10,450	10,084
Eskom Holdings Ltd. 5.75% 2021[3]	7,900	7,893
		17,977
Industrials 0.06%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	6,769
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	6,051
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	3,035	3,236
		16,056
Telecommunication services 0.06%
Digicel Group Ltd. 8.25% 2020[3]	6,500	5,801
Digicel Group Ltd. 6.00% 2021[3]	6,285	5,891
Digicel Group Ltd. 7.125% 2022[3]	4,075	3,281
		14,973
Consumer discretionary 0.03%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,073
Myriad International Holdings 6.00% 2020	$6,575	7,131
		8,204
Other mortgage-backed securities 0.03%
Export Credit Bank of Turkey 5.375% 2021[3]	7,255	7,228
Consumer staples 0.02%
Brasil Foods SA 4.75% 2024[3]	5,600	5,572
Total corporate bonds & notes		313,132
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unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.11% U.S. Treasury 0.11%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2017[9]	$28,925	$28,949
Total U.S. Treasury bonds & notes		28,949
Total bonds, notes & other debt instruments (cost: $1,560,323,000)		1,603,834
Short-term securities 7.95%
American Honda Finance Corp. 0.89%–0.93% due 4/18/2017–4/24/2017	98,000	97,829
ANZ New Zealand (International) Ltd. 1.11% due 2/15/2017[3]	50,000	49,986
Bank of Montreal 1.08%–1.10% due 4/3/2017–4/18/2017	102,700	102,545
Bank of Nova Scotia 1.21% due 2/23/2017[3]	10,750	10,745
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.88%–0.90% due 2/14/2017–2/21/2017	51,400	51,382
BMW U.S. Capital LLC 0.84% due 4/10/2017[3]	50,000	49,924
Canadian Imperial Bank of Commerce 0.80%–1.21% due 2/16/2017–3/22/2017[3]	187,600	187,476
Commonwealth Bank of Australia 1.00% due 3/16/2017[3]	33,400	33,374
CPPIB Capital Inc. 0.74% due 2/7/2017[3]	56,100	56,093
Fairway Finance Corp. 0.93% due 3/13/2017[3]	20,900	20,880
Federal Home Loan Bank 0.37%–0.54% due 2/1/2017–4/28/2017	365,300	364,979
General Electric Co. 0.59% due 2/1/2017	23,300	23,300
Gotham Funding Corp. 1.00% due 3/7/2017[3]	70,100	70,045
Kells Funding, LLC 1.09% due 5/12/2017[3]	50,000	49,852
Liberty Street Funding Corp. 1.24% due 2/23/2017[3]	30,000	29,985
Microsoft Corp. 0.80% due 2/17/2017[3]	76,200	76,177
Mizuho Bank, Ltd. 0.89%–1.20% due 2/14/2017–3/1/2017[3]	208,000	207,921
Nestlé Finance International Ltd. 0.84% due 4/18/2017	50,000	49,919
Nordea Bank AB 0.99% due 5/2/2017[3]	50,000	49,887
Novartis Finance Corp. 0.66% due 2/7/2017[3]	15,100	15,098
Old Line Funding, LLC 0.76% due 2/6/2017[3]	52,900	52,894
Sumitomo Mitsui Banking Corp. 1.00% due 4/10/2017[3]	50,000	49,920
Svenska Handelsbanken Inc. 0.90% due 3/6/2017[3]	34,400	34,376
Thunder Bay Funding, LLC 1.05% due 3/21/2017[3]	50,000	49,942
Toronto-Dominion Holdings USA Inc. 0.83% due 2/13/2017[3]	64,600	64,584
U.S. Treasury Bills 0.39%–0.45% due 2/2/2017–2/23/2017	90,100	90,083
Walt Disney Co. 0.80% due 4/10/2017[3]	22,000	21,969
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	40,000	40,017
Westpac Banking Corp. 1.16% due 8/1/2017[3]	20,000	19,882
Total short-term securities (cost: $2,020,775,000)		2,021,064
Total investment securities 99.94% (cost: $21,309,475,000)		25,418,049
Other assets less liabilities 0.06%		15,008
Net assets 100.00%		$25,433,057
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New World Fund — Page 12 of 17

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $427,778,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	2/7/2017	JPMorgan Chase	$6,529	£5,120	$88
British pounds	2/24/2017	Citibank	$16,696	£13,135	166
Colombian pesos	2/13/2017	JPMorgan Chase	$3,604	COP10,684,250	(41)
Colombian pesos	2/21/2017	Bank of America, N.A.	$7,456	COP21,932,300	(16)
Euros	2/9/2017	Citibank	$151,759	€142,980	(2,634)
Euros	2/10/2017	Barclays Bank PLC	$26,617	€25,207	(604)
Euros	2/17/2017	JPMorgan Chase	$3,057	€2,900	(75)
Euros	2/24/2017	HSBC Bank	$3,751	€3,591	(129)
Euros	2/24/2017	HSBC Bank	$5,301	€5,075	(182)
Euros	2/27/2017	Barclays Bank PLC	$39,625	€36,868	(210)
Euros	3/6/2017	JPMorgan Chase	$27,477	€26,176	(816)
Euros	3/9/2017	HSBC Bank	$9,495	€8,822	(42)
Euros	3/23/2017	HSBC Bank	$2,799	€2,625	(42)
Indian rupees	2/10/2017	Citibank	$4,828	INR329,550	(24)
Indian rupees	2/10/2017	JPMorgan Chase	$37,201	INR2,539,350	(178)
Japanese yen	2/16/2017	Bank of America, N.A.	$5,742	¥660,000	(106)
Japanese yen	2/17/2017	UBS AG	$3,658	¥420,000	(63)
Mexican pesos	2/10/2017	HSBC Bank	$8,129	MXN173,700	(189)
Mexican pesos	2/23/2017	HSBC Bank	$2,031	MXN44,325	(88)
South African rand	3/3/2017	Bank of America, N.A.	$10,060	ZAR137,300	(77)
Turkish lira	2/13/2017	Citibank	$679	TRY2,650	(21)
Turkish lira	2/24/2017	Bank of America, N.A.	$4,273	TRY16,250	(7)
Turkish lira	3/6/2017	JPMorgan Chase	$3,162	TRY11,450	154
					$(5,136)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
China Biologic Products, Inc.[1]	1,927,377	—	47,500	1,879,877	$—	$214,193
International Container Terminal Services, Inc.	107,622,000	—	—	107,622,000	—	167,494
Ophir Energy PLC[1]	45,823,577	—	—	45,823,577	—	53,899
Indus Gas Ltd.[1]	10,429,272	—	—	10,429,272	—	52,480
New World Fund — Page 13 of 17

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Gulf Keystone Petroleum Ltd.[1]	1,442,326,379	1,402,731,529	2,830,634,645	14,423,263	$—	$23,179
Gulf Keystone Petroleum Ltd.[1,3]	14,287,125	—	14,144,254	142,871	—	230
					$—	$511,475
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $945,418,000, which represented 3.72% of the net assets of the fund. This amount includes $438,380,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,718,472,000, which represented 6.76% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Step bond; coupon rate will increase at a later date.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,427,000, which represented .01% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
New World Fund — Page 14 of 17

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):
New World Fund — Page 15 of 17

unaudited
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,888,675	$438,380	$—	$4,327,055
Financials	2,857,844	390,972	—	3,248,816
Consumer discretionary	3,073,291	—	—	3,073,291
Consumer staples	2,115,921	—	—	2,115,921
Health care	2,063,895	—	—	2,063,895
Materials	1,737,522	10,930	663	1,749,115
Industrials	1,397,405	4,093	—	1,401,498
Energy	1,341,682	—	—	1,341,682
Utilities	753,266	—	—	753,266
Telecommunication services	655,182	—	—	655,182
Real estate	247,358	—	56	247,414
Miscellaneous	715,692	6,797	—	722,489
Rights & warrants	—	93,527	—	93,527
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,261,753	—	1,261,753
Corporate bonds & notes	—	313,132	—	313,132
U.S. Treasury bonds & notes	—	28,949	—	28,949
Short-term securities	—	2,021,064	—	2,021,064
Total	$20,847,733	$4,569,597	$719	$25,418,049

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$408	$—	$408
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5,544)	—	(5,544)
Total	$—	$(5,136)	$—	$(5,136)
*	Securities with a value of $438,380,000, which represented 1.72% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,203,125
Gross unrealized depreciation on investment securities	(1,217,729)
Net unrealized appreciation on investment securities	3,985,396
Cost of investment securities	21,432,653

New World Fund — Page 16 of 17

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
£ = British pounds
CDI = CREST Depository Interest
COP = Colombian pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-036-0317O-S54129	New World Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2017